Administration of the plan	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Accounting Policy [Line Items]
Administration of the plan	Administration of the plan
The Plan is administered by a committee of at least three members appointed by the Company’s Board of Directors. The committee is the Plan Administrator and fiduciary for ERISA purposes. Charles Schwab Bank ("Schwab") is the trustee and third-party administrator of the Plan. Schwab charges a per participant fee for the administrative services that it provides to the Plan. Actively employed participants pay a small portion of the participant fee on a quarterly basis. The Company and any other Company affiliate that participates in the Plan (a "Participating Employer") pay the remaining portion of the fee for participants who are actively employed by the Company or a Participating Employer. Participants who are not actively employed by the Company or a Participating Employer pay the per participant administrative fee from their Plan accounts. Investment management fees charged by each mutual fund are netted against returns. Investment management fees charged by the common collective trust funds are charged to participants with balances in the respective trust.